Share-Based Compensation - Unvested Restricted Stock Award Activity (Detail) - Restricted Stock And Restricted Stock Units - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance at beginning of the period (in shares)	507,130	506,289	523,756
Granted (in shares)	254,276	207,575	168,254
Forfeited (in shares)	(28,855)	(26,970)	(18,171)
Earned and issued (in shares)	(189,290)	(179,764)	(167,550)
Balance at end of the period (in shares)	543,261	507,130	506,289
Weighted average grant date fair value (in usd per share)	$ 48.84	$ 63.16	$ 65.11
Fair value of restricted stock and restricted share units vested during the period	$ 10.7	$ 11.3	$ 10.9